                       METLIFE INVESTORS INSURANCE COMPANY

                   METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE

                         SUPPLEMENT DATED MARCH 25, 2002

                                     TO THE

                        PROSPECTUS DATED JANUARY 8, 2002

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

              JOINT AND LAST SURVIVOR POLICY AND SINGLE LIFE POLICY

The purpose of this supplement is to describe a reduction, effective March 25, 2002, in the CURRENT mortality and expense risk charge assessed under the Single Life Policy described in your prospectus. The guaranteed mortality and expense risk charges for the policies has not been changed.

The following sections in your prospectus describe the current mortality and expense risk charge for the Single Life Policy: Summary - Expenses, Purchases - Net Investment Factor, Expenses - Mortality and Expense Risk Charge, and Appendix A - Illustration of Policy Values. These sections are revised to reflect the following:

                                                SINGLE LIFE POLICY

                                     CURRENT MORTALITY AND EXPENSE RISK CHARGE

                                               AS OF MARCH 25, 2002

---------------------------------------- -------------------------------------- --------------------------------------
                 Years                            Daily Charge Factor                     Annual Equivalent
---------------------------------------- -------------------------------------- --------------------------------------
                 1-10                                  .0015027%                                0.55%
---------------------------------------- -------------------------------------- --------------------------------------
                 11-20                                 .0006841%                                0.25%
---------------------------------------- -------------------------------------- --------------------------------------
                  21+                                  .0001370%                                0.05%
---------------------------------------- -------------------------------------- --------------------------------------


The Single Life Policy illustrations in your prospectus in the section captioned "Appendix A - Illustration of Policy Values" have been revised to reflect the reduced current mortality and expense risk charge. The revised illustrations are attached and replace the Single Life Policy illustrations currently in your prospectus. Also attached is a revision of the discussion preceding the illustrations in your prospectus under the caption "Appendix A - Illustration of Policy Values," which replaces the discussion currently in your prospectus.

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

APPENDIX A--
ILLUSTRATION OF POLICY VALUES

In order to show you how the Policy works, we created some hypothetical examples. To illustrate the Single Life Policy, we chose a male age 45. To illustrate the Joint and Last Survivor Policy, we chose a husband and wife ages
65. Our hypothetical Insureds are non-smokers and in good health which means the Policy would be issued with preferred rates. For each of the examples, we have illustrated all three available Death Benefit Options: Option A, Option B and Option C. We assumed ongoing annual premiums paid of $3,000 for the Single Life Policy example and $5,000 for the Joint and Last Survivor Policy example.

All of the illustrations that follow are based on the above. We also assumed the underlying investment portfolio had gross rates of return of 0%, 6% and 12%. This means that the underlying investment portfolio would earn these rates of return before the deduction of the Mortality and Expense Risk Charge (equivalent to .55% for Policy years 1-10, .25% for Policy years 11-20 and .05% thereafter) and advisory fee and operating expenses (equal, on annual basis, to approximately .80%, assuming a simple arithmetic average). The illustrations also assume that the waivers and/or reimbursements, if any, for the underlying investment portfolios will continue for the periods shown. When these costs are taken into account, the net annual investment return rates are:


                                Current Charges                Guaranteed Charges
   Gross
   Return                0%       6%           12%          0%         6%          12%
-------------------- ----------- ------------ ------------ ---------- ----------- ---------------
Years 1-10           -1.35%      4.65%        10.65%       -1.35%     4.65%       10.65%
Years 11-20          -1.05%      4.95%        10.95%       -1.25%     4.75%       10.75%
Years 21 +           -0.85%      5.15%        11.15%       -1.15%     4.85%       10.85%

The Policy will lapse if you do not make additional premiums where 0% is used in the illustrations.

It is important to be aware that these illustrations assume a level rate of return for all years. If the actual rate of return moves up and down over the years instead of remaining level, this may make a big difference in the long-term investment results of your Policy. In order to properly show you how the Policy actually works, we calculated values for the Cash Value, Cash Surrender Value and Death Benefit.

We used the charges described in the Expenses Section of this prospectus. These charges are:

(1) A Federal tax charge of 1.3% and a Premium Tax Charge of 2.0% of each premium paid;

(2) A (current) Sales Charge of 5% of premium in Policy years 1-10 and 2% of premium in Policy years 11 and thereafter;

(3) A Monthly Policy Charge of $25 for the first Policy year, decreasing to $6 per month thereafter;

(4) During the first ten years, a monthly Selection and Issue Expense Charge, generally ranging from four cents to one dollar per $1,000 of Face Amount;

(5) The Monthly Cost of Insurance Charge, based on both the current charges and the guaranteed charges;

(6) Any surrender charge which may be applicable in determining the Cash Surrender Values.

There is also a column labeled "Premiums Accumulated at 5% Interest Per Year." This shows how the annual premiums paid would grow if invested at 5% per year.

We will furnish you, upon request, a comparable personalized illustration reflecting the proposed Insured's age, risk classification, Face Amount, premiums paid and reflecting both the current cost of insurance and guaranteed cost of insurance.

                                               METLIFE INVESTORS INSURANCE COMPANY
                                             FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                                    HYPOTHETICAL ILLUSTRATION

                                                           Single Life

                                             Male, Issue Age 45, Preferred Rate Class

                               $3,000 Annual Premium Death Benefit Option A Face Amount of $250,000

                                                Assuming CURRENT Cost of Insurance

                              HYPOTHETICAL 0% GROSS               HYPOTHETICAL 6% GROSS               HYPOTHETICAL 12% GROSS
                               INVESTMENT RETURN                   INVESTMENT RETURN                   INVESTMENT RETURN

              Premiums
             Accumulated
   End of        at 5%                  Cash                                Cash                               Cash
   Policy     Interest       Cash    Surrender     Death        Cash     Surrender     Death       Cash      Surrender     Death
    Year      Per Year      Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
    ----      --------      -----      -----      -------       -----      -----      -------      -----       -----      -------
      1          3,150      1,767        417      250,000       1,901        551      250,000      2,036         686      250,000
      2          6,458      3,641      2,291      250,000       4,026      2,676      250,000      4,429       3,079      250,000
      3          9,930      5,394      4,044      250,000       6,152      4,802      250,000      6,976       5,626      250,000
      4         13,577      7,065      5,715      250,000       8,318      6,968      250,000      9,735       8,385      250,000
      5         17,406      8,673      7,323      250,000      10,543      9,193      250,000     12,747      11,397      250,000
      6         21,426     10,226      9,026      250,000      12,840     11,640      250,000     16,050      14,850      250,000
      7         25,647     11,736     10,836      250,000      15,223     14,323      250,000     19,686      18,786      250,000
      8         30,080     13,201     12,601      250,000      17,694     17,094      250,000     23,690      23,090      250,000
      9         34,734     14,617     14,317      250,000      20,254     19,954      250,000     28,100      27,800      250,000
     10         39,620     15,979     15,979      250,000      22,901     22,901      250,000     32,953      32,953      250,000

     15         67,972     24,401     24,401      250,000      40,636     40,636      250,000     69,702      69,702      250,000
     20        104,158     31,331     31,331      250,000      62,413     62,413      250,000    131,595     131,595      250,000
     25        150,340     34,955     34,955      250,000      88,449     88,449      250,000    238,740     238,740      276,938
     30        209,282     32,936     32,936      250,000     118,911    118,911      250,000    421,299     421,299      450,790

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST
OR FUTURE INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE
SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                               METLIFE INVESTORS INSURANCE COMPANY
                                             FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                                    HYPOTHETICAL ILLUSTRATION

                                                           Single Life

                                             Male, Issue Age 45, Preferred Rate Class

                               $3,000 Annual Premium Death Benefit Option B Face Amount of $250,000

                                                Assuming CURRENT Cost of Insurance

                              HYPOTHETICAL 0% GROSS               HYPOTHETICAL 6% GROSS               HYPOTHETICAL 12% GROSS
                               INVESTMENT RETURN                   INVESTMENT RETURN                   INVESTMENT RETURN

              Premiums
             Accumulated
   End of        at 5%                  Cash                                Cash                                Cash
   Policy     Interest       Cash     Surrender    Death        Cash     Surrender     Death       Cash      Surrender     Death
    Year      Per Year      Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
    ----      --------      -----      -----      -------       -----      -----      -------      -----       -----      -------
      1          3,150      1,765        415      251,765       1,899        549      251,899      2,034         684      252,034
      2          6,458      3,634      2,284      253,634       4,018      2,668      254,018      4,420       3,070      254,420
      3          9,930      5,377      4,027      255,377       6,132      4,782      256,132      6,953       5,603      256,953
      4         13,577      7,033      5,683      257,033       8,279      6,929      258,279      9,689       8,339      259,689
      5         17,406      8,620      7,270      258,620      10,478      9,128      260,478     12,667      11,317      262,667
      6         21,426     10,149      8,949      260,149      12,741     11,541      262,741     15,922      14,722      265,922
      7         25,647     11,629     10,729      261,629      15,080     14,180      265,080     19,495      18,595      269,495
      8         30,080     13,061     12,461      263,061      17,498     16,898      267,498     23,416      22,816      273,416
      9         34,734     14,438     14,138      264,438      19,992     19,692      269,992     27,719      27,419      277,719
     10         39,620     15,754     15,754      265,754      22,559     22,559      272,559     32,435      32,435      282,435

     15         67,972     23,781     23,781      273,781      39,498     39,498      289,498     67,594      67,594      317,594
     20        104,158     30,030     30,030      280,030      59,509     59,509      309,509    124,933     124,933      374,933
     25        150,340     32,302     32,302      282,302      81,176     81,176      331,176    218,023     218,023      468,023
     30        209,282     28,024     28,024      278,024     101,591    101,591      351,591    367,392     367,392      617,392

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST
OR FUTURE INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE
SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                               METLIFE INVESTORS INSURANCE COMPANY
                                             FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                                    HYPOTHETICAL ILLUSTRATION

                                                           Single Life

                                             Male, Issue Age 45, Preferred Rate Class

                               $3,000 Annual Premium Death Benefit Option C Face Amount of $250,000

                                                Assuming CURRENT Cost of Insurance

                              HYPOTHETICAL 0% GROSS               HYPOTHETICAL 6% GROSS               HYPOTHETICAL 12% GROSS
                               INVESTMENT RETURN                   INVESTMENT RETURN                   INVESTMENT RETURN

              Premiums
             Accumulated
   End of        at 5%                  Cash                                Cash                                Cash
   Policy     Interest       Cash     Surrender    Death        Cash     Surrender     Death       Cash      Surrender     Death
    Year      Per Year      Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
    ----      --------      -----      -----      -------       -----      -----      -------      -----       -----      -------
      1          3,150      1,767        417      250,000       1,901        551      250,000      2,036         686      250,000
      2          6,458      3,641      2,291      250,000       4,026      2,676      250,000      4,429       3,079      250,000
      3          9,930      5,394      4,044      250,000       6,152      4,802      250,000      6,976       5,626      250,000
      4         13,577      7,065      5,715      250,000       8,318      6,968      250,000      9,735       8,385      250,000
      5         17,406      8,673      7,323      250,000      10,543      9,193      250,000     12,747      11,397      250,000
      6         21,426     10,226      9,026      250,000      12,840     11,640      250,000     16,050      14,850      250,000
      7         25,647     11,736     10,836      250,000      15,223     14,323      250,000     19,686      18,786      250,000
      8         30,080     13,201     12,601      250,000      17,694     17,094      250,000     23,690      23,090      250,000
      9         34,734     14,617     14,317      250,000      20,254     19,954      250,000     28,100      27,800      250,000
     10         39,620     15,979     15,979      250,000      22,901     22,901      250,000     32,953      32,953      250,000

     15         67,972     24,401     24,401      250,000      40,636     40,636      250,000     69,702      69,702      250,000
     20        104,158     31,331     31,331      250,000      62,413     62,413      250,000    131,595     131,595      250,000
     25        150,340     34,955     34,955      250,000      88,449     88,449      250,000    236,392     236,392      370,126
     30        209,282     32,936     32,936      250,000     118,911    118,911      250,000    407,561     407,561      575,497

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST
OR FUTURE INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE
SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.